DIAMOND HILL FUNDS

EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated December 9, 2017 filed under Rule 497(c) of the Securities Act of 1933, as amended, with the Securities and Exchange Commission on December 29, 2017 (Accession No. 0001193125-17-383571) with respect to the Diamond Hill Global Fund.